Interim consolidated statement of profit or loss - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Interim consolidated statement of profit or loss
Revenue from contracts with customers	£ 172,850	£ 168,455	£ 281,822	£ 303,826
Operating expenses	(138,659)	(131,253)	(262,132)	(267,674)
Profit/(loss) on disposal of intangible assets	14,278	(715)	1,683	11,302
Operating profit	48,469	36,487	21,373	47,454
Finance costs	(5,722)	(5,386)	(25,296)	(11,912)
Finance income	25,424	20,644	45,019	18,732
Net finance income	19,702	15,258	19,723	6,820
Profit before income tax	68,171	51,745	41,096	54,274
Income tax expense	(4,343)	(16,738)	(7,538)	(18,139)
Profit for the period	£ 63,828	£ 35,007	£ 33,558	£ 36,135
Earnings per share during the period:
Basic earnings per share	£ 0.3917	£ 0.2127	£ 0.2060	£ 0.2196
Diluted earnings per share	£ 0.3907	£ 0.2125	£ 0.2054	£ 0.2194